Revenue - Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Voyage revenues	$ 148,769	$ 148,205	$ 301,571	$ 288,092
LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	136,764	137,822	278,180	270,392
LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	12,005	10,383	23,391	17,700
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	135,595	135,761	277,232	266,306
Time charters | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	133,908	135,761	273,426	266,306
Time charters | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	1,687	0	3,806	0
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	10,318	10,383	19,585	17,700
Voyage charters | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Voyage charters | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	10,318	10,383	19,585	17,700
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	2,856	2,061	4,754	4,086
Management fees and other | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	2,856	2,061	4,754	4,086
Management fees and other | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	5,460	4,997	10,840	9,537
Lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	140,453	141,147	285,977	274,469
Operating Lease, Variable Lease Income	1,700	1,263	3,145	2,320
Operating Lease, Lease Income	126,459	127,289	258,303	246,888
Direct Financing Lease, Interest Income	12,294	12,595	24,529	25,261
Non Lease Component [Member]
Segment Reporting Information [Line Items]
Voyage revenues	$ 8,316	$ 7,058	$ 15,594	$ 13,623